Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of December 31, 2017 and 2016:

	As of December 31,
	2017						2016
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Outstanding	Weighted average interest rate (a)	Maturity	Outstanding
Unsecured
ILFC Legacy Notes		$5,670,000	$—	$5,670,000	6.32%	2018 - 2022	$7,670,000
AerCap Aviation Notes		—	—	—	—	—	300,000
AerCap Trust & AICDC Notes		8,399,864	—	8,399,864	4.12%	2019 - 2027	6,399,864
Asia Revolving Credit Facility		600,000	300,000	300,000	3.44%	2020	—
Citi Revolving Credit Facility		3,895,000	3,895,000	—	—	2021	—
AIG Revolving Credit Facility		200,000	200,000	—	—	2019	—
Other unsecured debt		550,000	—	550,000	3.11%	2020 - 2021	—
Fair value adjustment		NA	NA	286,426	NA	NA	430,348
TOTAL UNSECURED		19,314,864	4,395,000	15,206,290			14,800,212
Secured
Export credit facilities	71	1,241,262	—	1,241,262	2.59%	2018 - 2027	1,722,376
Senior Secured Notes	81	1,275,000	—	1,275,000	7.13%	2018	1,275,000
Institutional secured term loans & secured portfolio loans	239	6,943,431	690,000	6,253,431	3.55%	2020 - 2030	5,028,623
ALS II debt		—	—	—	—	—	17,746
AerFunding Revolving Credit Facility	18	2,500,000	1,621,576	878,424	3.43%	2022	596,819
AeroTurbine Revolving Credit Agreement		—	—	—	—	—	125,000
Other secured debt	94	2,139,360	—	2,139,360	3.66%	2018 - 2035	2,670,325
Fair value adjustment		NA	NA	31,482	NA	NA	82,251
TOTAL SECURED		14,099,053	2,311,576	11,818,959			11,518,140
Subordinated
ECAPS Subordinated Notes		1,000,000	—	1,000,000	4.47%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt joint ventures partners		55,780	—	55,780	2.26%	2022	55,780
Fair value adjustment		NA	NA	(229)	NA	NA	(232)
TOTAL SUBORDINATED		1,555,780	—	1,555,551			1,555,548
Debt issuance costs and debt discounts		NA	NA	(160,061)	NA	NA	(156,901)
	503	$34,969,697	$6,706,576	$28,420,739			$27,716,999

(a)
The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts.

As of

Schedule of maturities of debt financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs and debt discounts) as of December 31, 2017 were as follows:

Maturities of debt financing
2018	$3,177,358
2019	4,191,915
2020	4,201,661
2021	3,671,914
2022	6,315,915
Thereafter	6,704,358
$28,263,121

Export Credit Facilities [Member]
Debt Instrument [Line Items]
Schedule of detailed terms of outstanding credit facilities
The following table provides details regarding the terms of our outstanding export credit facilities:

	As of December 31, 2017
	Collateral (Number of aircraft)	Amount outstanding	Tranche	Weighted average interest rate	Maturity
2003 Airbus ECA facility	11	$85,961	Floating Rate	Three month LIBOR + 0.43%	2018-2020
2004 Airbus ECA facility	23	159,856	Floating Rate	Six month LIBOR + 1.49%	2018-2019
	8	52,412	Fixed Rate	3.85%	2018-2020
2008 Airbus ECA facility	2	73,118	Floating Rate	Three month LIBOR + 0.97%	2022-2023
	11	241,682	Fixed Rate	2.70%	2021-2023
2009 Airbus ECA facility	2	30,602	Floating Rate	Three month LIBOR + 1.11%	2022
	2	30,194	Fixed Rate	4.60%	2021-2022
Airbus ECA capital markets facilities	3	89,806	Fixed Rate	3.60%	2021
Other Airbus ECA facilities	5	281,458	Fixed Rate	2.38%	2024-2027
2010 Ex-Im facilities	2	23,923	Fixed Rate	2.95%	2022
2012 Ex-Im capital markets facility	2	172,250	Fixed Rate	1.49%	2025
Total	71	$1,241,262

AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of detailed terms of outstanding credit facilities
Borrowings under the AerFunding revolving credit facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding revolving credit facility during the periods specified:

Applicable margin
Borrowing period (a)	2.00%
Period from December 11, 2020 to December 10, 2021	2.75%
Period from December 11, 2021 to December 10, 2022	3.50%

(a)	The borrowing period is until December 10, 2020, after which the loan converts to a term loan.

Other Secured Debt [Member]
Debt Instrument [Line Items]
Schedule of detailed terms of outstanding credit facilities
AerCap Holdings N.V. has entered into various other commercial bank financings to fund the purchase of aircraft and for general corporate purposes. The following table provides details regarding the terms of these financings:

	As of December 31, 2017
	Collateral (Number of aircraft)		Amount outstanding	Tranche	Weighted average interest rate	Maturity
SkyFunding I facility	7		$126,617	Floating rate	3 month LIBOR plus 2.85%	2021-2022
	5		90,140	Fixed rate	4.56%	2021-2022
Camden facility	7		144,894	Fixed rate	3.90%	2022
AerCap Partners I facility	7		59,851	Floating rate	3 month LIBOR plus 1.65%	2020
StratusFunding facility	2		143,482	Floating rate	3 month LIBOR plus 1.95%	2026
	2		142,988	Fixed rate	3.93%	2021-2026
CieloFunding facility	1		35,968	Floating rate	3 month LIBOR plus 2.60%	2020
	2		56,862	Fixed rate	3.68%	2020
CieloFunding II facility	1		25,122	Floating rate	3 month LIBOR plus 2.10%	2020
	1		26,840	Fixed rate	3.14%	2020
CloudFunding facilities	15		200,781	Fixed rate	4.00%	2022-2026
Secured commercial bank financings	32	(a)	855,916	Floating rate	LIBOR plus 2.10%	2018-2026
	12		229,899	Fixed rate	4.13%	2018-2035
Total	94		$2,139,360

(a)	22 engines are pledged as collateral in addition to the aircraft.

AGAT/AICDC Notes
Debt Instrument [Line Items]
Schedule of indebtedness
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2017:

	As of December 31, 2017
	Amount outstanding	Interest rate	Maturity
May 2014 Notes	$2,199,864	3.75% - 4.50%	2019 - 2021
September 2014 Notes	800,000	5.00%	2021
June 2015 Notes	1,000,000	4.25% - 4.625%	2020 - 2022
October 2015 Notes	1,000,000	4.625%	2020
May 2016 Notes	1,000,000	3.95%	2022
January 2017 Notes	600,000	3.50%	2022
July 2017 Notes	1,000,000	3.65%	2027
November 2017 Notes	800,000	3.50%	2025
Total	$8,399,864